Note 7 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Statement Line Items [Line Items]
Accounts payable and other	$ 6,155	$ 6,893	$ 5,359
Current income tax liability	1,975	2,949	1,052
Deferred income tax liability	855	898	898
Lease obligations	4,944	5,113	5,598
Cash collateral and amounts held in escrow	5,252	7,887	3,379
Cash reserves on loan and lease receivables	114,485	110,764	99,597
Other liabilities	$ 133,666	$ 134,504	$ 115,883